Document and Entity Information	May 21, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 21, 2021
Entity Registrant Name	U.S. Well Services, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38025
Entity Tax Identification Number	81-1847117
Entity Address, Address Line One	1360 Post Oak Boulevard
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	562-3730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001670349
Common Class A [Member]
Document Information [Line Items]
Title of each class	Class A Common Stock, $0.0001 par value per share
Trading Symbol	USWS
Name of each exchange on which registered	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of each class	Warrants
Trading Symbol	USWSW
Name of each exchange on which registered	NASDAQ